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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  9/30/04
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Check here if Amendment [x]; Amendment Number: 22
                                              ----
This Amendment (Check only one.): [ ] is a restatement.
[x] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Neumeier Investment Counsel LLC
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Address: 26435 Carmel Rancho Blvd.
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         Carmel, CA  93923
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Form 13F File Number: 28-4792
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:  Peter Neumeier
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Title:   President
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Phone:   831-625-6355
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Signature, Place, and Date of Signing:
/s/ Peter Neumeier         Carmel, California               11/12/04
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[Signature] [City, State] [Date]
Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-4792 Neumeier Investment Counsel LLC
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[Repeat as necessary.]


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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:    0
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Form 13F Information Table Entry Total:   29
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Form 13F Information Table Value Total: $182720
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(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
    28-4792 Neumeier Investment Counsel LLC
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[Repeat as necessary.


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
                                                           FORM 13F INFORMATION TABLE
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COLUMN 1                         COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5        COL. 6   COLUMN 7        COLUMN 8
---------------------------   --------------  ---------  --------   -------------------  -------  --------   ---------------------
                                                                                                    OTHER
                                                           VALUE    SHARES/   SH/  PUT/  INVSTMT   MANAGERS    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DSCRETN      NONE   SOLE   SHARED    NONE
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
Amerigroup Corp.                   COM        03073T102      5068     90100                90100              47900          42200
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Andrx Group                        COM        034553107      7967    356300               356300             191800         164500
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Arthur J. Gallagher                COM        363576109      2550     76975                76975              42800          34175
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Aspect Communications              COM        04523Q102      4116    414500               414500             279000         135500
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Colonial BancGroup Inc.            COM        195493309      9994    488700               488700             257000         231700
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Columbia Sportswear Co.            COM        198516106      2769     50800                50800              40200          10600
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Community First Bankshares         COM        203902101      5894    183850               183850              83300         100550
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Doral Financial Corporation        COM        25811P100      8881    214166               214166             116825          97341
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FTI Consulting                     COM        302941109      1134     60000                60000              44200          15800
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Headwaters Inc.                    COM        42210P102      6599    213850               213850             110600         103250
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Humana Inc.                        COM        444859102      2420    121100               121100              63000          58100
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Impax Laboratories Inc.            COM        45256B101      7813    508650               508650             281000         227650
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Jacobs Engineering Group           COM        469814107      4701    122775               122775              66900          55875
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Maverick Tube Corp.                COM        577914104      8357    218250               218250             117700         100550
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Mercantile Bankshares Corp.        COM        587405101      4470     93200                93200              48800          44400
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Mercury General Corp.              COM        589400100      9937    187875               187875              95250          92625
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National Oilwell Inc.              COM        637071101     10142    308650               308650             161000         147650
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Newfield Exploration               COM        651290108     12133    198125               198125             103150          94975
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Nuveen Investments Inc.            CLA        478035108      8457    285700               285700             157700         128000
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Par Pharmaceutical Co.             COM        717125108      7697    214225               214225             116250          97975
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Pier 1 Imports, Inc.               COM        720279108      8650    478450               478450             275400         203050
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Platinum Underwriters              COM        G7127P100      6612    225825               225825             119100         106725
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PTEK Holdings Inc.                 COM        69366M104      5523    644500               644500             360650         283850
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Remington Oil & Gas Corp.          COM        759594302      5704    217300               217300             146800          70500
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Renaissance RE                     COM        G7496G103      3320     64375                64375              28200          36175
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Superior Industries                COM        868168105       975     32550                32550              16100          16450
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

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
                                                           FORM 13F INFORMATION TABLE
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COLUMN 1                         COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5        COL. 6   COLUMN 7        COLUMN 8
---------------------------   --------------  ---------  --------   -------------------  -------  --------   ---------------------
                                                                                                    OTHER
                                                           VALUE    SHARES/   SH/  PUT/  INVSTMT   MANAGERS    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DSCRETN      NONE   SOLE   SHARED    NONE
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
Tetra Tech Inc.                    COM        88162G103      5098    402350               402350             235200         167150
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Tuesday Morning                    COM        899035505      7124    230400               230400             126800         103600
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Wilmington Trust                   COM        971807102      8615    237925               237925             137200         100725
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